Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	[1]	$ (117,741)	$ (113,926)	$ (20,765)
Adjustments to reconcile Net loss to net cash flows used in operating activities:
Depreciation expense		10,825	3,182	4,238
Depreciation on right-of-use assets		477	286	0
Income tax (benefit) expense		(232)	148	83
Share-based compensation		10,962	1,984	959
Interest expense and other		11,684	7,509	4,501
Embedded derivative expense (income)		42,102	84,224	(4,230)
Gain on debt extinguishment		(3,576)
Interest on lease liabilities		49	57	0
Foreign exchange differences		(2,385)	(1,507)	(156)
Disposals of property and equipment		588
Allowance for bad debts		1,794
Changes in operating assets and liabilities:
Accounts receivable - trade		(2,986)	7	12
Prepaids and other current assets		(1,706)	(228)	(170)
Accounts payable - trade		2,135	555	(251)
Contract liabilities		480	455	1,000
Accrued expenses and other liabilities		19,810	(76)	710
Net cash used in operating activities		(27,720)	(17,330)	(14,069)
Cash flows from investing activities:
Capital expenditures		(11,216)	(9,259)	(8,301)
Other financial assets		3	14
Net cash used in investing activities		(11,213)	(9,245)	(8,301)
Cash flows from financing activities:
Proceeds from loans, Series X Preferred Shares and issuance of convertible notes debt		27,832	18,047	27,000
Payments of lease liabilities		(447)	(370)
Contributed capital and additional paid-in capital		515	103	16
Net cash provided by financing activities		27,900	17,780	27,016
Net increase (decrease) in cash and cash equivalents		(11,033)	(8,795)	4,646
Effect of foreign exchange rate changes		2,299	1,507	156
Cash and cash equivalents - beginning of period		17,267	24,555	19,753
Cash and cash equivalents - end of period		$ 8,533	$ 17,267	$ 24,555

[1]	Attributable to Ordinary equity holders of the parent.